Investment Strategy	Jul. 25, 2025
T. Rowe Price Spectrum Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 60% of its net assets in stocks; 33% of its net assets in bonds, money market securities, and cash reserves; and 7% of its net assets in alternative investments. The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds. Domestic stocks are generally selected from the overall U.S. stock market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily rated investment grade (i.e., assigned one of the four highest credit ratings by credit rating agencies) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities generally reflect the adviser’s outlook for interest rates. The fund’s exposure to alternative investments may be made through hedge funds or other private or registered investment companies, including other T. Rowe Price Funds. The fund also gains exposure to stocks and fixed income securities, as well as specific asset classes, through the use of futures, options, or by investing in other T. Rowe Price mutual funds and/or exchange-traded funds.

The adviser may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes are within the following ranges, each as a percentage of the fund’s net assets: stocks (50-70%); bonds, money markets securities, and cash reserves (20-45%); and alternative investments (0-15%). When deciding upon allocations within these prescribed limits, the adviser may favor stocks when strong economic growth is expected and may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The adviser may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s use of options and allocations to alternative investments.

When selecting particular stocks, the adviser examines relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, small- to large- cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon the adviser’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield or “junk” bonds, mortgage- and asset-backed securities, foreign bonds, and emerging markets bonds), the adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may invest in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of the adviser, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less correlated to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity or fixed income investments.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund’s use of options typically involves writing (i.e., selling) call options on indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. The fund may also use credit default swaps (CDS), credit default swaps index (CDX), equity options, index futures, interest rate future options, interest rate futures, and interest rate swaptions.

CDS are primarily used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. CDXs allow the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Equity options are primarily used to create or hedge equity exposure. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns. Interest rate futures, interest rate future options, and interest rate swaptions are typically used to manage cash flow, manage the fund’s exposure to interest rate changes, or to adjust portfolio duration.

Strategy Portfolio Concentration [Text]	The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds.
T. Rowe Price Spectrum Moderate Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 80% of its net assets in stocks; 16% of its net assets in bonds, money market securities, and cash reserves; and 4% of its net assets in alternative investments. The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds. Domestic stocks are generally selected from the overall U.S. stock market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily rated investment grade (i.e., assigned one of the four highest credit ratings by credit rating agencies) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities generally reflect the adviser’s outlook for interest rates. The fund’s exposure to alternative investments may be made through hedge funds or other private or registered investment companies, including other T. Rowe Price Funds. The fund also gains exposure to stocks and fixed income securities, as well as specific asset classes, through the use of futures, options, or by investing in other T. Rowe Price mutual funds and/or exchange-traded funds.

The adviser may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes are within the following ranges, each as a percentage of the fund’s net assets: stocks (70-90%); bonds, money markets securities, and cash reserves (5-25%); and alternative investments (0-10%). When deciding upon allocations within these prescribed limits, the adviser may favor stocks when strong economic growth is expected and may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The adviser may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s use of options and allocations to alternative investments.

When selecting particular stocks, the adviser examines relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, small- to large- cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon the adviser’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield or “junk” bonds, mortgage- and asset-backed securities, foreign bonds, and emerging markets bonds), the adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may invest in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of the adviser, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less correlated to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity or fixed income investments.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund’s use of options typically involves writing (i.e., selling) call options on indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. The fund may also use credit default swaps (CDS), credit default swaps index (CDX), equity options, index futures, interest rate future options, interest rate futures, and interest rate swaptions.

CDS are primarily used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. CDXs allow the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Equity options are primarily used to create or hedge equity exposure. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns. Interest rate futures, interest rate future options, and interest rate swaptions are typically used to manage cash flow, manage the fund’s exposure to interest rate changes, or to adjust portfolio duration.

Strategy Portfolio Concentration [Text]	The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds.
T. Rowe Price Spectrum Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio typically consisting of approximately 40% of its net assets in stocks; 48% of its net assets in bonds, money market securities, and cash reserves; and 12% of its net assets in alternative investments. The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds. Domestic stocks are generally selected from the overall U.S. stock market. International stocks are selected primarily from large companies in developed markets but may also include investments in emerging markets. Bonds, which may be issued by U.S. or foreign issuers and issued with fixed or floating interest rates, are primarily rated investment grade (i.e., assigned one of the four highest credit ratings by credit rating agencies) and are chosen across the entire government, corporate, and mortgage-backed securities markets. Maturities generally reflect the adviser’s outlook for interest rates. The fund’s exposure to alternative investments may be made through hedge funds or other private or registered investment companies, including other T. Rowe Price Funds. The fund also gains exposure to stocks and fixed income securities, as well as specific asset classes, through the use of futures, options, or by investing in other T. Rowe Price mutual funds and/or exchange-traded funds.

The adviser may decide to overweight or underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the fund’s allocation to the broad asset classes are within the following ranges, each as a percentage of the fund’s net assets: stocks (30-50%); bonds, money markets securities, and cash reserves (35-65%); and alternative investments (0-20%). When deciding upon allocations within these prescribed limits, the adviser may favor stocks when strong economic growth is expected and may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The adviser may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s use of options and allocations to alternative investments.

When selecting particular stocks, the adviser examines relative values and prospects among growth- and value-oriented stocks, U.S. and international stocks, small- to large- cap stocks, and stocks of companies involved in activities related to commodities and other real assets. This process draws heavily upon the adviser’s proprietary stock research expertise. While the fund maintains a diversified portfolio, its portfolio manager may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield or “junk” bonds, mortgage- and asset-backed securities, foreign bonds, and emerging markets bonds), the adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

The fund may invest in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of the adviser, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less correlated to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity or fixed income investments.

The fund may use a variety of derivatives, such as futures, options, foreign exchange currency contracts (forwards), and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund’s use of options typically involves writing (i.e., selling) call options on indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. The fund may also use credit default swaps (CDS), credit default swaps index (CDX), equity options, index futures, interest rate future options, interest rate futures, and interest rate swaptions.

CDS are primarily used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. CDXs allow the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Equity options are primarily used to create or hedge equity exposure. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns. Interest rate futures, interest rate future options, and interest rate swaptions are typically used to manage cash flow, manage the fund’s exposure to interest rate changes, or to adjust portfolio duration.

Strategy Portfolio Concentration [Text]	The fund may invest up to 40% of its net assets in foreign securities, including international stocks and non-U.S. dollar denominated bonds.